Consolidated Statements of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	€ 3,099.8	€ 3,044.5	€ 2,939.7
Cost of sales	(2,182.0)	(2,185.8)	(2,124.4)
Gross profit	917.8	858.7	815.3
Other operating expenses	(461.3)	(445.8)	(391.2)
Exceptional items	(69.5)	(72.5)	(48.7)
Operating profit	387.0	340.4	375.4
Finance income	30.1	22.8	12.1
Finance costs	(139.2)	(109.6)	(66.5)
Net finance costs	(109.1)	(86.8)	(54.4)
Profit before tax	277.9	253.6	321.0
Taxation	(50.8)	(60.9)	(71.2)
Profit for the year	227.1	192.7	249.8
Profit (loss)	€ 227.1	€ 192.7	€ 249.8
Earnings per share:
Basic earnings per share (in euros per share)	€ 1.41	€ 1.13	€ 1.43
Diluted earnings per share (in euros per share)	€ 1.40	€ 1.13	€ 1.43